Offerings	Aug. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	11,319,000
Proposed Maximum Offering Price per Unit	1.40
Maximum Aggregate Offering Price	$ 15,846,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,426.11
Offering Note	(a) Represents shares of the Registrant's Common Stock that were added to the MaxCyte, Inc. 2022 Equity Incentive Plan (the "2022 EIP"), pursuant to share reserve increases approved by the Registrant's Board of Directors and stockholders in each of 2023, 2024 and 2025. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the 2022 EIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $1.40 per share, the average of the high and low prices of the Registrant's Common Stock on August 21, 2025 as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value per share
Amount Registered | shares	3,120,706
Proposed Maximum Offering Price per Unit	1.40
Maximum Aggregate Offering Price	$ 4,368,988.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 668.89
Offering Note	(a) Represents shares of the Registrant's Common Stock that were automatically added to the shares authorized for issuance under the MaxCyte, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") on January 1st of each year for a period of up to ten years, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year, and (ii) 3,006,435 shares of Common Stock. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the 2021 ESPP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $1.40 per share, the average of the high and low prices of the Registrant's Common Stock on August 21, 2025 as reported on the Nasdaq Global Select Market.